INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
9	INCOME TAXES

Under the current laws of the Cayman Islands, Tarena International is not subject to tax on its income or capital gains. For the period from its inception on October 22, 2012 to December 31, 2015, Tarena HK did not have any assessable profits arising in or derived from HK SAR. Tarena International's PRC subsidiaries and consolidated VIEs and the subsidiaries of the VIEs file separate tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People's Congress on March 16, 2007.

Under the CIT Law, entities that qualify as “Advanced and New Technology Enterprise” (“ANTE”) are entitled to a preferential income tax rate of 15%. In 2009, the WOFE qualified as an ANTE, which entitled it to the preferential income tax rate of 15% from January 1, 2009 to December 31, 2011. In 2012, the WOFE renewed its ANTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2012 to December 31, 2014. In 2015, the WOFE renewed its ANTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2015 to December 31, 2017.

Tarena Software Technology (Hangzhou) Co., Ltd. (“Tarena Hangzhou”) was established in 2013 and qualified as an eligible software enterprise. As a result of this qualification, it is entitled to a tax holiday of a two-year full exemption followed by a three-year 50% exemption, commencing from the year in which its taxable income is greater than zero. As a result, its income tax rate for the years ended December 31, 2013, 2014 and 2015 were 25%, nil and nil, respectively.

Certain Tarena International's subsidiaries and branches qualified as “Small Profit Enterprises” in 2013, 2014 and 2015, and therefore are subject to the preferential income tax rate of 20% or 10%.

According to the approvals from the tax authorities in certain locations in the PRC, Tarena International's subsidiaries and consolidated VIEs and the subsidiaries of the VIEs that are based in these locations are required to use the deemed profit method to determine their income tax. Under the deemed profit method, these subsidiaries are subject to income tax at 25% on its deemed profit which is calculated based on revenues less deemed expenses equal to 85% and 90% of revenues.

The components of income before income taxes are as follows:

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$

PRC	16,533,265	23,827,863	32,246,850
Hong Kong	(182,447)	(319,685)	(306,499)
Cayman Islands	(32,461)	3,587,894	(2,594,280)
Total income before income taxes	16,318,357	27,096,072	29,346,071

Income tax expense consists of the following:

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$

Current income tax expense	3,323,591	3,087,902	4,108,376
Deferred income tax benefit	(1,052,265)	(683,078)	(3,471,315)
Total	2,271,326	2,404,824	637,061

The actual income tax expense reported in the consolidated statements of comprehensive income for each of the years ended December 31, 2013, 2014 and 2015 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2013	2014	2015
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Cayman and HK entities not subject to income taxes	0.3%	(3.0)%	2.5%
Research and development bonus deduction	(3.3)%	(2.7)%	(3.3)%
Non-deductible selling, general and administrative expenses
Share based compensation	1.2%	3.8%	4.5%
Other non-deductible selling, general and administrative expenses	0.4%	0.5%	0.6%
ANTE preferential tax rate	(10.2)%	(1.0)%	0.1%
Tarena Hangzhou preferential tax rate	1.4%	(0.1)%	0.7%
Change in valuation allowance	(0.9)%	6.4%	3.1%
Tarena Hangzhou tax holiday	-	(20.0)%	(31.1)%
Deemed profit method differential	(0.2)%	(0.1)%	(0.0)%
Others	0.2%	0.1%	0.1%
Actual income tax expense	13.9%	8.9%	2.2%

Basic and diluted per Class A ordinary share and Class B ordinary share effect of the Company's tax holiday for the year ended December 31, 2014 and 2015 was US$0.10 per share and US$0.17 per share, respectively.

The principal components of deferred income tax assets are as follows:

	December 31,
	2014	2015
	US$	US$

Deferred income tax assets:
Accounts receivable	2,729,700	5,330,829
Tax loss carry forwards	691,350	1,087,954
Advertising expense	1,151,432	2,104,573
Total deferred income tax assets	4,572,482	8,523,356
Valuation allowance	(2,347,093)	(3,097,761)
Deferred income tax assets, net	2,225,389	5,425,595

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$

Balance at the beginning of the year	731,828	598,117	2,347,093
Additions of valuation allowance	525,061	1,823,101	1,456,539
Reduction of valuation allowance	(678,916)	(78,687)	(532,478)
Foreign currency translation adjustment	20,144	4,562	(173,393)
Balance at the end of the year	598,117	2,347,093	3,097,761

The valuation allowance as of December 31, 2014 and 2015 was primarily provided for the deferred income tax assets of certain Tarena International's PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs, which were at cumulative loss positions. In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2015, the Company had tax losses carry forwards of US$4,351,816. Tax losses of US$11,608, US$89,528, US$1,760,046 and US$2,490,634 will expire, if unused, by 2017, 2018, 2019 and 2020, respectively.

The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax.

The Company has considered temporary differences on the book to tax differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Company evaluated each entity's historical, current business environment and plans to indefinitely reinvest all earnings accumulated in its respective jurisdiction for purpose of future business expansion.

Due to the plan to indefinitely reinvest its earnings in the PRC, the Company has not provided for deferred income tax liabilities on undistributed earnings of US$77,848,789 and US$93,048,180 as of December 31, 2014 and 2015, respectively. It is not practicable to estimate the unrecognized deferred income tax liabilities thereof.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$

Balance at beginning of year	1,700,106	3,077,693	6,033,774
Increase related to current year tax positions	2,843,585	5,768,868	8,198,639
Settlement	(1,539,717)	(2,813,061)	(5,551,468)
Foreign currency translation adjustment	73,719	274	(456,918)
Balance at end of year	3,077,693	6,033,774	8,224,027

US$5,822,319 and US$7,576,459 of unrecognized tax benefits as of December 31, 2014 and 2015, if recognized, would affect the effective tax rate. No interest and penalty expenses were recorded for the years ended December 31, 2013, 2014 or 2015. US$4,849,529 and US$6,543,175 of unrecognized tax benefits as of December 31, 2014 and 2015 were included in income taxes payable. US$384,686 and US$569,729 of unrecognized tax benefits as of December 31, 2014 and 2015 were included in other non-current liabilities. The remaining US$799,559 and US$1,111,123 unrecognized tax benefit as of December 31, 2014 and 2015, respectively, were presented as a reduction of the deferred income tax assets for tax loss carry forwards since the uncertain tax position would reduce the tax loss carry forwards under the tax law. The unrecognized tax benefits represent the estimated income tax expenses the Company would be required to pay should its revenue for tax purposes be recognized in accordance with current PRC tax laws and regulations. Management believes that it is reasonably possible that US$7,654,298 unrecognized tax benefits as of December 31, 2015 will be recognized in the next twelve months as a result of such revenue being reported in the income tax filing during the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of Tarena International's PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs for the years from 2011 to 2015 are open to examination by the PRC tax authorities.